SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment net, Goodwill and Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 02, 2025	Aug. 22, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of intangible assets	$ 16,946	$ 0	$ 0
Goodwill	21,237
Morning Star
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill		$ 0	$ 38,201		$ 38,201
Zhejiang Ordinary Smile Auto Sales Co Ltd
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill	$ 21,237			$ 21,237
Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	10 years
Trademark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	10 years
Impairment of intangible assets	$ 8,305
Customer relationship
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	10 years
Technology
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of intangible assets	$ 8,641
Technology | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	4 years 3 months 18 days
Technology | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	6 years 3 months 18 days
Computer equipment and application software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	2 years
Computer equipment and application software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	3 years
Furniture and vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years